Commitments and Contingencies - Schedule of Amounts Due Under Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017		$ 344
2018	$ 303	291
2019	298	249
2020	25
2021 and thereafter
Total	$ 626	$ 884